Note 13 - Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.    EARNINGS PER SHARE

The computation of basic earnings per share (EPS) is based upon the weighted-average of our ordinary shares outstanding. The computation of diluted EPS is based upon the weighted-average number of our ordinary shares and the dilutive potential ordinary shares outstanding. Dilutive potential ordinary shares outstanding refers to the impact of ordinary equivalent shares resulting from the assumed exercise of stock options (collectively “dilutive securities”) under the treasury stock method.

The computation for basic and diluted EPS was as follows (in thousands, except per share data):

	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€819	€1,851	€(89)	2,645

Shares (Denominator):
Weighted-average shares for basic EPS	15,018,345	15,145,353	15,004,081	15,112,245
Effect of dilutive securities	658,608	469,648	-	586,865
Weighted-average shares for diluted EPS	15,676,953	15,615,001	15,004,081	15,699,110

Basic EPS	0.05	0.12	(0.01)	0.18
Diluted EPS	0.05	0.12	(0.01)	0.17

For the three and six months ended June 30, 2013, there were employee stock options, calculated on a weighted average basis, to purchase shares of our common stock with exercise prices greater than the average market prices of our common stock for these periods, which are not included in the computation of diluted EPS as their impact would have been anti-dilutive.